Schedule of investments
Delaware Limited-Term Diversified Income Fund	September 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Agency Asset-Backed Security — 0.00%
Freddie Mac Structured Pass Through Certificates Series T-30 A5 8.61% 12/25/30 ♦, •	3,162	$ 3,482
Total Agency Asset-Backed Security (cost $3,304)		3,482

Agency Collateralized Mortgage Obligations — 3.05%
Fannie Mae Grantor Trust Series 2001-T5 A2 6.975% 6/19/41 •	16,755	19,386
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31 =	6,719,195	6,756,426
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-DNA6 M1 144A 0.95% (SOFR + 0.90%) 12/25/50 #, •	681,975	682,225
Series 2021-DNA1 M1 144A 0.70% (SOFR + 0.65%) 1/25/51 #, •	1,366,256	1,366,256
Series 2021-DNA3 M1 144A 0.80% (SOFR + 0.75%) 10/25/33 #, •	2,090,000	2,092,116
Series 2021-DNA5 M1 144A 0.70% (SOFR + 0.65%) 1/25/34 #, •	1,361,738	1,362,572
Series 2021-HQA1 M1 144A 0.75% (SOFR + 0.70%) 8/25/33 #, •	1,938,292	1,938,956
Series 2021-HQA2 M1 144A 0.75% (SOFR + 0.70%) 12/25/33 #, •	1,375,000	1,375,943
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	551	651
Series T-58 2A 6.50% 9/25/43 ♦	299,624	344,355

GNMA Series 2017-163 KH 3.50% 3/20/44	252,981	255,144
Total Agency Collateralized Mortgage Obligations (cost $16,160,622)		16,194,030

Agency Commercial Mortgage-Backed Securities — 1.45%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K729 A2 3.136% 10/25/24 ♦	2,000,000	2,123,968
Series K734 A1 3.139% 6/25/25	2,674,414	2,816,082
FREMF Mortgage Trust
Series 2014-K717 C 144A 3.695% 11/25/47 #, •	3,771	3,770
Series 2015-K720 B 144A 3.509% 7/25/22 #, •	2,700,000	2,751,367
Total Agency Commercial Mortgage-Backed Securities (cost $7,680,156)		7,695,187

Agency Mortgage-Backed Securities — 8.12%
Fannie Mae S.F. 15 yr
1.50% 7/1/36	318,742	322,119
2.00% 4/1/36	1,306,544	1,348,168
2.50% 8/1/35	1,176,415	1,226,082
2.50% 11/1/35	4,405,426	4,599,472
Fannie Mae S.F. 20 yr
2.00% 5/1/41	1,416,849	1,439,208
NQ-022 [9/21] 11/21 (1918205)    1

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 20 yr
2.50% 7/1/41	633,840	$ 656,580
Fannie Mae S.F. 30 yr
2.00% 12/1/50	93,425	94,260
2.00% 1/1/51	55,303	55,606
2.00% 2/1/51	506,854	509,469
2.50% 9/1/50	148,989	155,212
2.50% 10/1/50	263,373	275,182
3.00% 11/1/49	165,922	178,141
3.00% 5/1/51	877,015	932,879
3.50% 10/1/42	857,459	926,752
3.50% 7/1/47	218,990	235,791
3.50% 2/1/48	223,726	242,822
3.50% 11/1/48	116,019	123,467
3.50% 11/1/49	694,263	746,921
3.50% 3/1/50	46,586	49,792
3.50% 9/1/50	755,718	831,785
3.50% 6/1/51	736,963	787,703
4.00% 6/1/48	155,119	170,053
4.00% 10/1/48	979,008	1,082,959
4.50% 2/1/44	1,110,384	1,247,430
4.50% 4/1/44	1,213,027	1,362,754
4.50% 11/1/44	1,265,680	1,423,132
4.50% 10/1/45	698,800	779,826
4.50% 5/1/46	876,881	981,912
4.50% 9/1/49	1,120,167	1,229,051
5.00% 7/1/47	4,155,928	4,746,974
5.00% 5/1/48	452,187	500,351
5.00% 8/1/49	1,812,997	2,016,412
5.50% 5/1/44	2,749,190	3,190,804
6.00% 6/1/41	317,667	373,814
6.00% 7/1/41	2,854,062	3,369,808
6.00% 1/1/42	193,190	227,916
Freddie Mac S.F. 15 yr
1.50% 3/1/36	944,641	956,706
3.00% 3/1/35	540,996	574,128
Freddie Mac S.F. 20 yr
2.50% 6/1/41	604,938	626,640
3.00% 9/1/40	310,378	326,491
Freddie Mac S.F. 30 yr
2.00% 4/1/51	163,777	163,271
3.00% 8/1/50	197,589	212,261
2    NQ-022 [9/21] 11/21 (1918205)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
3.50% 3/1/47	104,880	$ 114,058
4.00% 5/1/46	135,034	148,502
4.50% 8/1/48	763,559	834,812
4.50% 4/1/49	179,008	196,726
4.50% 5/1/49	466,875	510,326
6.00% 5/1/39	21,014	24,500
Total Agency Mortgage-Backed Securities (cost $42,888,964)		43,129,028

Collateralized Debt Obligations — 7.85%
AMMC CLO 23 Series 2020-23A A1L 144A 1.534% (LIBOR03M + 1.40%, Floor 1.40%) 10/17/31 #, •	2,200,000	2,206,745
Ballyrock CLO
Series 2018-1A A1 144A 1.134% (LIBOR03M + 1.00%) 4/20/31 #, •	2,750,000	2,750,146
Series 2020-2A A1 144A 1.454% (LIBOR03M + 1.32%, Floor 1.32%) 10/20/31 #, •	2,250,000	2,257,056

Battalion CLO 18 Series 2020-18A A1 144A 1.926% (LIBOR03M + 1.80%, Floor 1.80%) 10/15/32 #, •	2,000,000	2,000,226
Benefit Street Partners CLO IX Series 2016-9A AR 144A 1.244% (LIBOR03M + 1.11%) 7/20/31 #, •	500,000	500,815
BlueMountain CLO XXX Series 2020-30A A 144A 1.516% (LIBOR03M + 1.39%, Floor 1.39%) 1/15/33 #, •	1,750,000	1,754,662
Carlyle Global Market Strategies CLO Series 2014-2RA A1 144A 1.175% (LIBOR03M + 1.05%) 5/15/31 #, •	985,635	986,308
CBAM Series 2020-13A A 144A 1.564% (LIBOR03M + 1.43%, Floor 1.43%) 1/20/34 #, •	3,000,000	3,007,317
Cedar Funding IX CLO Series 2018-9A A1 144A 1.114% (LIBOR03M + 0.98%, Floor 0.98%) 4/20/31 #, •	1,500,000	1,502,208
CIFC Funding Series 2013-4A A1RR 144A 1.189% (LIBOR03M + 1.06%, Floor 1.06%) 4/27/31 #, •	2,900,000	2,902,717
Dryden 83 CLO Series 2020-83A A 144A 1.354% (LIBOR03M + 1.22%, Floor 1.22%) 1/18/32 #, •	3,100,000	3,099,219
NQ-022 [9/21] 11/21 (1918205)    3

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

Galaxy XXI CLO Series 2015-21A AR 144A 1.154% (LIBOR03M + 1.02%) 4/20/31 #, •	1,500,000	$ 1,500,552
KKR CLO 32 Series 32A A1 144A 1.446% (LIBOR03M + 1.32%, Floor 1.32%) 1/15/32 #, •	1,700,000	1,704,942
LCM XVIII Series 18A A1R 144A 1.154% (LIBOR03M + 1.02%) 4/20/31 #, •	2,200,000	2,200,086
Octagon Investment Partners 33 Series 2017-1A A1 144A 1.324% (LIBOR03M + 1.19%) 1/20/31 #, •	2,650,000	2,650,872
Octagon Investment Partners 48 Series 2020-3A A 144A 1.634% (LIBOR03M + 1.50%, Floor 1.50%) 10/20/31 #, •	2,900,000	2,899,913
Sound Point CLO XXI Series 2018-3A A1A 144A 1.305% (LIBOR03M + 1.18%, Floor 1.18%) 10/26/31 #, •	3,200,000	3,200,313
Venture 34 CLO Series 2018-34A A 144A 1.356% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #, •	700,000	700,552
York CLO-6 Series 2019-1A A1 144A 1.488% (LIBOR03M + 1.35%) 7/22/32 #, •	1,850,000	1,853,263
Zais CLO 16 Series 2020-16A A1 144A 2.324% (LIBOR03M + 2.19%, Floor 2.19%) 10/20/31 #, •	2,000,000	1,999,712
Total Collateralized Debt Obligations (cost $41,439,288)		41,677,624

Corporate Bonds — 53.82%
Banking — 13.93%
Ally Financial 5.75% 11/20/25	1,511,000	1,728,576
Banco Continental 144A 2.75% 12/10/25 #	585,000	581,350
Banco de Bogota 144A 6.25% 5/12/26 #	200,000	218,000
Banco de Credito del Peru 144A 2.70% 1/11/25 #	200,000	205,752
Banco de Credito e Inversiones 144A 4.00% 2/11/23 #	200,000	208,250
Banco del Estado de Chile 144A 2.704% 1/9/25 #	220,000	228,305
Banco Santander 3.50% 4/11/22	2,800,000	2,846,243
Banco Santander Mexico
144A 4.125% 11/9/22 #	150,000	154,896
144A 5.95% 10/1/28 #, μ	200,000	213,750

Bancolombia 3.00% 1/29/25	215,000	217,152
4    NQ-022 [9/21] 11/21 (1918205)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Bank of America
3.458% 3/15/25 μ	4,345,000	$ 4,623,709
4.10% 7/24/23	340,000	362,606

Bank of China 144A 5.00% 11/13/24 #	200,000	221,154
Bank of Georgia 144A 6.00% 7/26/23 #	200,000	213,389
Bank of Ireland Group 144A 2.029% 9/30/27 #, μ	425,000	425,230
Bank of Montreal 1.85% 5/1/25	605,000	622,774
Barclays Bank 1.70% 5/12/22	2,660,000	2,681,195
BBVA Bancomer
144A 1.875% 9/18/25 #	1,115,000	1,122,470
144A 6.75% 9/30/22 #	150,000	157,938

Citigroup 4.044% 6/1/24 μ	2,430,000	2,570,763
Credit Agricole 144A 1.907% 6/16/26 #, μ	650,000	662,634
Credit Suisse Group 144A 2.593% 9/11/25 #, μ	2,295,000	2,379,820
Emirates NBD Bank 2.625% 2/18/25	200,000	208,973
Goldman Sachs Group
0.86% (SOFR + 0.81%) 3/9/27 •	4,905,000	4,913,643
1.295% (LIBOR03M + 1.17%) 5/15/26 •	3,010,000	3,088,143
1.542% 9/10/27 μ	315,000	313,941
5.75% 1/24/22	4,000,000	4,067,925

ICICI Bank 3.25% 9/9/22	320,000	326,588
JPMorgan Chase & Co.
0.63% (SOFR + 0.58%) 3/16/24 •	1,310,000	1,315,044
0.935% (SOFR + 0.885%) 4/22/27 •	955,000	967,298
4.023% 12/5/24 μ	7,650,000	8,195,225
4.60% 2/1/25 μ, ψ	265,000	271,294

KEB Hana Bank 144A 3.375% 1/30/22 #	500,000	504,718
KeyBank
2.40% 6/9/22	500,000	507,358
3.18% 10/15/27	1,990,000	2,025,840

Kookmin Bank 144A 2.875% 3/25/23 #	200,000	206,710
Morgan Stanley
0.731% 4/5/24 μ	2,735,000	2,744,722
2.75% 5/19/22	1,195,000	1,214,424
3.737% 4/24/24 μ	350,000	367,340

National Securities Clearing 144A 1.20% 4/23/23 #	910,000	922,908
NBK SPC 144A 1.625% 9/15/27 #, μ	200,000	197,800
NongHyup Bank 144A 0.875% 7/28/24 #	200,000	200,475
Nordea Bank 144A 0.625% 5/24/24 #	3,580,000	3,575,027
NQ-022 [9/21] 11/21 (1918205)    5

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Oversea-Chinese Banking 144A 4.25% 6/19/24 #	200,000	$ 216,515
Popular 6.125% 9/14/23	523,000	562,225
QNB Finance
2.625% 5/12/25	250,000	260,630
3.50% 3/28/24	380,000	403,509

Toronto-Dominion Bank 0.405% (SOFR + 0.355%) 3/4/24 •	3,960,000	3,974,924
Truist Bank 2.636% 9/17/29 μ	2,480,000	2,593,348
Truist Financial 2.70% 1/27/22	4,435,000	4,460,968
UBS 144A 1.75% 4/21/22 #	400,000	402,896
UBS Group 144A 2.65% 2/1/22 #	580,000	584,507
US Bank 3.40% 7/24/23	1,630,000	1,717,566
		73,958,440
Basic Industry — 2.17%
Avient 144A 5.75% 5/15/25 #	1,540,000	1,624,700
Corp Nacional del Cobre de Chile 144A 4.50% 9/16/25 #	200,000	221,331
First Quantum Minerals 144A 7.50% 4/1/25 #	1,585,000	1,627,922
Gold Fields Orogen Holdings BVI 144A 5.125% 5/15/24 #	250,000	269,729
Inversiones CMPC 144A 4.75% 9/15/24 #	1,720,000	1,876,090
JSW Steel 144A 3.95% 4/5/27 #	200,000	198,801
MEGlobal Canada 144A 5.00% 5/18/25 #	200,000	221,341
New Gold 144A 6.375% 5/15/25 #	166,000	171,290
Nutrien 1.90% 5/13/23	1,995,000	2,038,827
OCP 144A 4.50% 10/22/25 #	835,000	898,842
Sasol Financing USA 4.375% 9/18/26	200,000	203,160
Sociedad Quimica y Minera de Chile 144A 3.625% 4/3/23 #	200,000	208,601
Steel Dynamics 2.80% 12/15/24	1,455,000	1,535,778
Suzano Austria 144A 5.75% 7/14/26 #	200,000	231,900
Volcan Cia Minera 144A 4.375% 2/11/26 #	200,000	194,978
		11,523,290
Brokerage — 0.13%
Charles Schwab 4.00% 6/1/26 μ, ψ	460,000	480,700
XP 144A 3.25% 7/1/26 #	200,000	194,790
		675,490
Capital Goods — 3.17%
Carlisle 0.55% 9/1/23	1,015,000	1,014,780
L3Harris Technologies 3.85% 12/15/26	215,000	237,943
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	847,000	855,470
Roper Technologies 2.35% 9/15/24	4,345,000	4,551,290
Spirit AeroSystems 144A 5.50% 1/15/25 #	1,240,000	1,312,850
6    NQ-022 [9/21] 11/21 (1918205)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Teledyne Technologies 0.95% 4/1/24	5,745,000	$ 5,755,476
TransDigm 144A 8.00% 12/15/25 #	1,232,000	1,315,160
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	200,000	219,972
Welbilt 9.50% 2/15/24	597,000	614,343
WESCO Distribution 144A 7.125% 6/15/25 #	886,000	946,585
		16,823,869
Communications — 3.40%
AMC Networks 5.00% 4/1/24	610,000	618,683
Artera Services 144A 9.033% 12/4/25 #	840,000	912,450
Charter Communications Operating 4.908% 7/23/25	1,515,000	1,704,526
Clear Channel International 144A 6.625% 8/1/25 #	675,000	705,291
CSC Holdings 6.75% 11/15/21	375,000	376,406
Fox
3.666% 1/25/22	880,000	889,323
4.03% 1/25/24	5,265,000	5,650,219

IHS Netherlands Holdco 144A 7.125% 3/18/25 #	200,000	206,500
Ooredoo International Finance 144A 5.00% 10/19/25 #	200,000	228,996
Sirius XM Radio 144A 3.125% 9/1/26 #	250,000	253,750
Sprint Spectrum 144A 4.738% 9/20/29 #	393,750	421,017
Tencent Holdings 144A 3.28% 4/11/24 #	200,000	211,012
Time Warner Entertainment 8.375% 3/15/23	1,795,000	1,994,540
T-Mobile USA 3.50% 4/15/25	510,000	549,612
Turk Telekomunikasyon 144A 4.875% 6/19/24 #	200,000	206,962
Verizon Communications 0.75% 3/22/24	3,135,000	3,147,791
		18,077,078
Consumer Cyclical — 4.08%
BMW US Capital 144A 0.75% 8/12/24 #	1,810,000	1,814,420
Boyd Gaming 144A 8.625% 6/1/25 #	1,110,000	1,204,350
Carnival 144A 7.625% 3/1/26 #	947,000	1,012,106
Ford Motor 8.50% 4/21/23	1,674,000	1,843,392
Ford Motor Credit 3.375% 11/13/25	1,635,000	1,682,006
General Motors Financial
0.81% (SOFR + 0.76%) 3/8/24 •	2,695,000	2,721,683
3.45% 4/10/22	2,155,000	2,177,672
4.15% 6/19/23	2,850,000	3,012,914

IRB Holding 144A 7.00% 6/15/25 #	177,000	188,147
JD.com 3.875% 4/29/26	430,000	467,131
Kia 144A 1.00% 4/16/24 #	250,000	250,231
Prime Security Services Borrower 144A 5.25% 4/15/24 #	1,008,000	1,076,343
Sands China 3.80% 1/8/26	200,000	206,390
NQ-022 [9/21] 11/21 (1918205)    7

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Scientific Games International 144A 5.00% 10/15/25 #	1,515,000	$ 1,560,450
Six Flags Entertainment 144A 4.875% 7/31/24 #	1,470,000	1,485,619
Station Casinos 144A 5.00% 10/1/25 #	374,000	379,952
VF 2.40% 4/23/25	580,000	604,614
		21,687,420
Consumer Non-Cyclical — 5.15%
AbbVie
2.60% 11/21/24	3,625,000	3,811,930
3.75% 11/14/23	340,000	362,330

Bausch Health 144A 6.125% 4/15/25 #	1,100,000	1,124,090
Bidvest Group UK 144A 3.625% 9/23/26 #	200,000	200,250
Cigna
1.016% (LIBOR03M + 0.89%) 7/15/23 •	2,055,000	2,080,719
3.75% 7/15/23	507,000	536,053

CK Hutchison International 17 144A 2.875% 4/5/22 #	200,000	202,451
Conagra Brands 0.50% 8/11/23	1,295,000	1,295,338
CVS Health 3.70% 3/9/23	463,000	483,593
DP World Crescent 144A 3.908% 5/31/23 #	615,000	641,157
Gilead Sciences 3.70% 4/1/24	1,615,000	1,726,065
Global Payments 2.65% 2/15/25	1,723,000	1,801,564
Mondelez International 1.50% 5/4/25	1,210,000	1,228,711
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	744,000	786,077
PayPal Holdings 1.35% 6/1/23	3,025,000	3,076,174
Royalty Pharma 1.20% 9/2/25	3,690,000	3,668,291
Takeda Pharmaceutical 4.40% 11/26/23	1,850,000	1,993,944
Teva Pharmaceutical Finance Netherlands III 6.00% 4/15/24	250,000	263,438
Viatris 144A 1.65% 6/22/25 #	2,035,000	2,056,427
		27,338,602
Electric — 6.83%
AEP Texas 2.40% 10/1/22	3,310,000	3,369,700
Avangrid 3.20% 4/15/25	885,000	943,000
Azure Power Energy 144A 3.575% 8/19/26 #	200,000	202,999
CenterPoint Energy 0.70% (SOFR + 0.65%) 5/13/24 •	5,580,000	5,591,897
Cleveland Electric Illuminating 5.50% 8/15/24	2,580,000	2,907,276
CLP Power Hong Kong Financing 2.875% 4/26/23	200,000	206,493
Duke Energy 4.875% 9/16/24 μ, ψ	1,030,000	1,103,388
Engie Energia Chile 144A 4.50% 1/29/25 #	1,540,000	1,676,576
Entergy 4.00% 7/15/22	1,895,000	1,936,613
Entergy Louisiana 4.05% 9/1/23	2,030,000	2,147,146
ITC Holdings 2.70% 11/15/22	3,325,000	3,402,445
8    NQ-022 [9/21] 11/21 (1918205)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
NRG Energy 144A 3.75% 6/15/24 #	2,535,000	$ 2,705,318
Southern California Edison 1.10% 4/1/24	4,155,000	4,176,008
Vistra Operations 144A 3.55% 7/15/24 #	2,825,000	2,972,210
WEC Energy Group 0.80% 3/15/24	2,895,000	2,904,872
		36,245,941
Energy — 4.49%
Apache 4.625% 11/15/25	1,028,000	1,106,385
Cheniere Corpus Christi Holdings 7.00% 6/30/24	1,955,000	2,211,698
Devon Energy 144A 5.25% 9/15/24 #	853,000	945,159
Enbridge
0.45% (SOFR + 0.40%) 2/17/23 •	1,705,000	1,710,412
0.55% 10/4/23	735,000	735,440

Greenko Mauritius 144A 6.25% 2/21/23 #	210,000	215,643
MPLX 4.875% 12/1/24	1,955,000	2,166,334
Murphy Oil 5.75% 8/15/25	1,237,000	1,278,402
NuStar Logistics 5.75% 10/1/25	1,077,000	1,161,814
Occidental Petroleum 5.50% 12/1/25	1,247,000	1,382,611
ONEOK 7.50% 9/1/23	2,985,000	3,322,798
Pertamina Persero 144A 1.40% 2/9/26 #	200,000	196,413
Petroleos Mexicanos 4.625% 9/21/23	130,000	135,297
Pioneer Natural Resources 0.55% 5/15/23	1,990,000	1,992,538
Qatar Petroleum 144A 1.375% 9/12/26 #	200,000	198,772
Sabine Pass Liquefaction 5.75% 5/15/24	2,575,000	2,868,630
Saudi Arabian Oil 144A 1.625% 11/24/25 #	205,000	205,307
Schlumberger Holdings 144A 3.75% 5/1/24 #	930,000	993,811
Southwestern Energy 6.45% 1/23/25	743,000	819,024
Tengizchevroil Finance Co International 144A 2.625% 8/15/25 #	200,000	204,316
		23,850,804
Finance Companies — 3.90%
AerCap Ireland Capital DAC 3.15% 2/15/24	3,905,000	4,072,908
Air Lease
0.80% 8/18/24	1,755,000	1,745,108
2.875% 1/15/26	875,000	914,711
3.00% 9/15/23	1,225,000	1,273,555
Aviation Capital Group
144A 1.95% 1/30/26 #	2,940,000	2,930,781
144A 2.875% 1/20/22 #	485,000	487,549

Avolon Holdings Funding 144A 3.95% 7/1/24 #	4,960,000	5,268,212
BOC Aviation USA 144A 1.625% 4/29/24 #	200,000	201,586
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	211,447
NQ-022 [9/21] 11/21 (1918205)    9

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)

SURA Asset Management 144A 4.875% 4/17/24 #	620,000	$ 668,831
USAA Capital 144A 1.50% 5/1/23 #	2,900,000	2,951,662
		20,726,350
Insurance — 3.43%
AIA Group 3.125% 3/13/23	210,000	217,227
Athene Global Funding
144A 0.75% (SOFR + 0.70%) 5/24/24 #, •	2,055,000	2,066,121
144A 1.00% 4/16/24 #	2,535,000	2,544,820
Brighthouse Financial Global Funding
144A 0.81% (SOFR + 0.76%) 4/12/24 #, •	1,745,000	1,758,457
144A 1.00% 4/12/24 #	2,145,000	2,156,393

Equitable Financial Life Global Funding 144A 0.80% 8/12/24 #	765,000	764,448
Equitable Holdings 3.90% 4/20/23	1,355,000	1,421,805
F&G Global Funding 144A 0.90% 9/20/24 #	1,945,000	1,941,888
GA Global Funding Trust 144A 1.00% 4/8/24 #	4,115,000	4,133,693
USI 144A 6.875% 5/1/25 #	1,194,000	1,216,650
		18,221,502
Real Estate — 0.27%
Goodman HK Finance 4.375% 6/19/24	200,000	215,671
HAT Holdings I 144A 6.00% 4/15/25 #	821,000	858,971
Kaisa Group Holdings 9.375% 6/30/24	200,000	152,537
Trust Fibra UNO 144A 5.25% 1/30/26 #	200,000	222,804
		1,449,983
Technology — 1.53%
Baidu 1.72% 4/9/26	200,000	200,639
International Business Machines 3.00% 5/15/24	1,280,000	1,358,142
Microchip Technology
144A 0.983% 9/1/24 #	2,305,000	2,302,889
4.333% 6/1/23	615,000	650,164

NXP 144A 2.70% 5/1/25 #	100,000	104,506
SK Hynix 144A 1.50% 1/19/26 #	620,000	612,271
Skyworks Solutions 0.90% 6/1/23	2,885,000	2,890,931
		8,119,542
Transportation — 1.34%
Adani Ports & Special Economic Zone 144A 3.375% 7/24/24 #	235,000	244,644
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡	200,000	157,664
DAE Funding 144A 1.55% 8/1/24 #	200,000	198,422
10    NQ-022 [9/21] 11/21 (1918205)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
Delta Air Lines
144A 7.00% 5/1/25 #	2,041,000	$ 2,381,095
7.375% 1/15/26	476,000	561,027

Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	581,999	653,439
Triton Container International 144A 1.15% 6/7/24 #	2,725,000	2,721,554
United Airlines 144A 4.375% 4/15/26 #	175,000	179,812
		7,097,657
Total Corporate Bonds (cost $284,109,644)		285,795,968

Non-Agency Asset-Backed Securities — 6.08%
ARI Fleet Lease Trust Series 2018-B A2 144A 3.22% 8/16/27 #	125,257	125,633
CarMax Auto Owner Trust Series 2018-2 B 3.37% 10/16/23	1,850,000	1,885,515
Dell Equipment Finance Trust Series 2021-2 A2 144A 0.33% 12/22/26 #	1,800,000	1,799,235
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	180,000	178,456
Ford Credit Floorplan Master Owner Trust A Series 2020-1 A1 0.70% 9/15/25	4,000,000	4,018,996
GM Financial Leasing Trust Series 2021-1 B 0.54% 2/20/25	270,000	270,040
GMF Floorplan Owner Revolving Trust Series 2020-1 A 144A 0.68% 8/15/25 #	500,000	501,929
Hyundai Auto Lease Securitization Trust Series 2021-A B 144A 0.61% 10/15/25 #	4,100,000	4,103,565
John Deere Owner Trust Series 2019-A A3 2.91% 7/17/23	1,383,650	1,395,787
JPMorgan Chase Bank Series 2020-2 B 144A 0.84% 2/25/28 #	1,822,056	1,824,545
Mercedes-Benz Master Owner Trust Series 2019-BA A 144A 2.61% 5/15/24 #	1,200,000	1,218,013
MMAF Equipment Finance Series 2020-BA A2 144A 0.38% 8/14/23 #	3,784,886	3,786,890
PFS Financing Series 2020-G A 144A 0.97% 2/15/26 #	1,000,000	1,005,833
Tesla Auto Lease Trust Series 2021-A B 144A 1.02% 3/20/25 #	4,725,000	4,740,274
NQ-022 [9/21] 11/21 (1918205)    11

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Towd Point Mortgage Trust Series 2015-6 A1B 144A 2.75% 4/25/55 #, •	38,655	$ 38,740
Trafigura Securitisation Finance Series 2021-1A A2 144A 1.08% 1/15/25 #	3,850,000	3,832,586
UNIFY Auto Receivables Trust Series 2021-1A A3 144A 0.51% 6/16/25 #	400,000	400,337
Verizon Owner Trust Series 2020-C A 0.41% 4/21/25	1,000,000	1,001,769
Volkswagen Auto Lease Trust Series 2020-A A4 0.45% 7/21/25	150,000	150,120
Total Non-Agency Asset-Backed Securities (cost $32,228,154)		32,278,263

Non-Agency Collateralized Mortgage Obligations — 0.01%
GSMPS Mortgage Loan Trust Series 1998-2 A 144A 7.75% 5/19/27 #, •	17,069	17,079
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR5 2A1 2.635% 4/25/36 •	29,125	28,970
Total Non-Agency Collateralized Mortgage Obligations (cost $38,696)		46,049

Loan Agreements — 0.18%
Applied Systems 1st Lien 3.75% (LIBOR03M + 3.25%) 9/19/24 •	244,033	244,262
AssuredPartners 3.582% (LIBOR01M + 3.50%) 2/12/27 •	259,859	258,542
Charter Communications Operating Tranche B2 1.835% (LIBOR01M + 1.75%) 2/1/27 •	240,674	239,416
Gardner Denver Tranche B-1 1.834% (LIBOR01M + 1.75%) 3/1/27 •	205,143	202,755
Total Loan Agreements (cost $943,890)		944,975

Sovereign Bonds — 0.21%
Croatia — 0.04%
Croatia Government International Bond 144A 5.50% 4/4/23 #	200,000	214,261
		214,261
Nigeria — 0.05%
Nigeria Government International Bond 5.625% 6/27/22	250,000	256,539
		256,539
Saudi Arabia — 0.05%
Kingdom of Saudi Arabia Sukuk 144A 2.894% 4/20/22 #	250,000	253,313
		253,313
12    NQ-022 [9/21] 11/21 (1918205)

(Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds (continued)
Turkey — 0.03%
Turkiye Ihracat Kredi Bankasi 144A 5.75% 7/6/26 #	200,000	$ 196,292
		196,292
Uzbekistan — 0.04%
Republic of Uzbekistan International Bonds 144A 4.75% 2/20/24 #	200,000	209,799
		209,799
Total Sovereign Bonds (cost $1,110,474)		1,130,204

US Treasury Obligations — 16.99%
US Treasury Notes
0.125% 6/30/23	1,300,000	1,297,867
0.125% 7/31/23	28,520,000	28,461,511
0.375% 9/15/24	53,470,000	53,244,426
2.50% 8/15/23	6,895,000	7,185,075
Total US Treasury Obligations (cost $90,379,232)		90,188,879
	Number of shares
Short-Term Investments — 1.74%
Money Market Mutual Funds — 1.74%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	2,311,870	2,311,870
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	2,311,870	2,311,870
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	2,311,870	2,311,870
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	2,311,870	2,311,870
Total Short-Term Investments (cost $9,247,480)		9,247,480
Total Value of Securities—99.50% (cost $526,229,904)		528,331,169

Receivables and Other Assets Net of Liabilities—0.50%*		2,656,266
Net Assets Applicable to 63,705,638 Shares Outstanding—100.00%		$530,987,435
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
NQ-022 [9/21] 11/21 (1918205)    13

Schedule of investments
Delaware Limited-Term Diversified Income Fund (Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2021, the aggregate value of Rule 144A securities was $171,499,180, which represents 32.30% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
*	Of this amount, $23,925 represents cash collateral posted for futures contracts.
The following futures contracts were outstanding at September 30, 2021:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
(30)	US Treasury 5 yr Notes	$(3,682,266)	$(3,701,414)	12/31/21	$19,148	$(2,578)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
14    NQ-022 [9/21] 11/21 (1918205)

(Unaudited)
Summary of abbreviations: (continued)
GSMPS – Goldman Sachs Reperforming Mortgage Securities
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
USD – US Dollar
yr – Year
NQ-022 [9/21] 11/21 (1918205)    15